UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND





                               [LSV LOGO OMITTED]
                         Conservative Value Equity Fund



                          ANNUAL REPORT TO SHAREHOLDERS
                                OCTOBER 31, 2007



                      THIS INFORMATION MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                               [LSV LOGO OMITTED]

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the LSV Conservative Value Equity Fund and the benchmark Russell 1000 Value Index since inception (March 30, 2007), through October 31, 2007 were as follows:

                                         Since
                                       Inception
                                       ---------
LSV CONSERVATIVE VALUE EQUITY FUND       2.70%
Russell 1000 Value Index                 4.68%

In the trailing seven months since the inception of the LSV Conservative Value Equity Fund, growth stocks have significantly outperformed value stocks to the tune of 10.5%. Our value-biased approach which prefers inexpensive stocks was not rewarded in a period that has favored companies possessing high price/earnings, high price/cash flow and high price/book ratios. This is certainly the reverse of the long-term trend on which our discipline is based but does not alter our conviction in any way. We have seen periods like this before and know that a steady hand is best when dealing with less than ideal conditions.

The sub-prime lending panic and related concerns about its effect on the consumer pulled down several traditional value sectors and industries in recent months. From a holdings perspective, performance has been penalized by a number of portfolio holdings in the Financials and Consumer Discretionary sectors which experienced direct and indirect impact from the sub-prime fallout.

LSV's disciplined value investment strategy continues to focus on stock selection while maintaining strict risk controls to limit portfolio volatility. The resulting portfolio is diversified across industries and economic sectors making stock selection a major contributor to excess returns. The portfolio characteristics shown below demonstrate the valuation discount of the Fund's portfolio relative to the indices:

                                                  Russell 1000   S&P 500
     Characteristic                       Fund    Value Index     Index
     --------------                       -----   ------------   -------
     Price-to-Earnings Ratio              12.2x      14.2x        16.6x
     Price-to-Book Ratio                   2.0x       2.0x         2.8x
     Price-to-Cash Flow Ratio              8.5x       9.2x        11.8x

We plan to continue with the same investment approach and are confident our disciplined cash flow and earnings-based model will continue to select stocks that are poised to outperform the benchmark over the next three to five years.

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

THE RUSSELL 1000 VALUE INDEX IS A WIDELY-RECOGNIZED, CAPITALIZATION-WEIGHTED (COMPANIES WITH LARGER MARKET CAPITALIZATIONS HAVE MORE INFLUENCE THAN THOSE WITH SMALLER MARKET CAPITALIZATION) INDEX OF U.S. COMPANIES WITH LOWER FORECASTED GROWTH RATES AND PRICE-TO-BOOK RATIOS.

        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE LSV CONSERVATIVE VALUE EQUITY FUND VERSUS THE RUSSELL 1000 VALUE INDEX

-----------------------------------------------------------
  Total Return for the Period Ended October 31, 2007 (1)
-----------------------------------------------------------
               Cumulative Inception to Date
-----------------------------------------------------------
                          2.70%
-----------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                LSV Conservative Value  Russell 1000
                Equity Fund             Value Index (3)
3/30/07 (2)     $10,000                 $10,000
10/31/07         10,270                  10,468

(1) The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance does not guarantee future results. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund's returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Fee waivers were in effect. If they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)  The LSV Conservative Value Equity Fund commenced operations on March 30,
     2007.

(3) The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

October 31, 2007

SECTOR WEIGHTINGS (UNAUDITED)+:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

31.5%    Financials
16.2%    Energy
 9.0%    Health Care
 9.0%    Industrials
 8.1%    Consumer Discretionary
 6.1%    Materials
 5.5%    Telecommunication Services
 5.2%    Consumer Staples
 4.5%    Utilities
 4.3%    Information Technology
 0.6%    Repurchase Agreement

+     Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                               Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK (99.4%)
AEROSPACE & DEFENSE (0.4%)
   L-3 Communications Holdings                             1,700   $        186
   Northrop Grumman                                        5,300            443
                                                                   ------------
                                                                            629
                                                                   ------------
AGRICULTURAL OPERATIONS (0.5%)
   Archer-Daniels-Midland                                 19,500            698
                                                                   ------------
AIRCRAFT (0.8%)
   Honeywell International                                14,300            864
   Lockheed Martin                                         2,900            319
                                                                   ------------
                                                                          1,183
                                                                   ------------
APPAREL RETAIL (0.5%)
   Gap                                                    39,100            739
                                                                   ------------
APPAREL/TEXTILES (0.0%)
   Liz Claiborne                                             600             17
                                                                   ------------
ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   Ameriprise Financial                                    7,500            472
                                                                   ------------
AUTOMOTIVE (0.5%)
   American Axle &
      Manufacturing Holdings                              13,200            362
   General Motors                                          6,700            263
   TRW Automotive Holdings*                                3,000             89
                                                                   ------------
                                                                            714
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
BANKS (13.1%)
   Bank of America                                       102,300   $      4,939
   BB&T                                                   25,300            935
   Comerica                                               10,600            495
   Fannie Mae                                              3,000            171
   First Horizon National                                  3,900            102
   JPMorgan Chase                                         84,900          3,990
   Keycorp                                                32,200            916
   National City                                           8,200            199
   Regions Financial                                      11,900            323
   SunTrust Banks                                         19,300          1,401
   UnionBanCal                                            10,300            556
   US Bancorp                                             62,200          2,063
   Wachovia                                               16,300            746
   Washington Mutual                                      23,100            644
   Wells Fargo                                            29,700          1,010
                                                                   ------------
                                                                         18,490
                                                                   ------------
BIOTECHNOLOGY (1.0%)
   Amgen*                                                 23,100          1,342
                                                                   ------------
BROADCASTING, NEWSPAPERS & ADVERTISING (0.9%)
   CBS, Cl B                                              45,500          1,306
                                                                   ------------
BUILDING & CONSTRUCTION (0.4%)
   KB Home                                                   400             11
   Lennox International                                    7,000            250
   Masco                                                  12,300            296
                                                                   ------------
                                                                            557
                                                                   ------------
CHEMICALS (2.7%)
   Dow Chemical                                           40,600          1,829
   EI Du Pont de Nemours                                   3,900            193
   Lubrizol                                                6,500            441
   PPG Industries                                         14,400          1,076
   Rohm & Haas                                               800             41
   RPM International                                      12,300            264
                                                                   ------------
                                                                          3,844
                                                                   ------------
COMMERCIAL PRINTING (0.1%)
   RR Donnelley & Sons                                     3,900            157
                                                                   ------------
COMMODITY CHEMICALS (0.1%)
   Lyondell Chemical                                       2,300            109
                                                                   ------------
COMPUTERS & SERVICES (3.3%)
   Applied Materials                                      27,000            524
   Computer Sciences*                                     17,500          1,022
   Hewlett-Packard                                         4,000            207
   International Business Machines                        13,800          1,602
   Seagate Technology                                     39,800          1,108
   Symantec*                                               9,300            175
                                                                   ------------
                                                                          4,638
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2007

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                               Shares          (000)
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (1.4%)
   Kimberly-Clark                                          8,100   $        574
   Procter & Gamble                                       20,600          1,432
                                                                   ------------
                                                                          2,006
                                                                   ------------
CONSUMER PRODUCTS (0.9%)
   Brunswick                                               4,500            100
   Hasbro                                                 12,200            364
   Mattel                                                 18,800            393
   Polaris Industries                                      9,600            472
                                                                   ------------
                                                                          1,329
                                                                   ------------
DIVERSIFIED MANUFACTURING (0.2%)
   Teleflex                                                2,000            146
   Tyco International                                      3,475            143
                                                                   ------------
                                                                            289
                                                                   ------------
DIVERSIFIED METALS & MINING (0.6%)
   Freeport-McMoRan Copper & Gold                          5,300            624
   Southern Copper                                         2,000            279
                                                                   ------------
                                                                            903
                                                                   ------------
ELECTRICAL SERVICES (7.6%)
   American Electric Power                                 6,400            309
   DTE Energy                                             20,700          1,027
   Edison International                                    8,000            465
   FirstEnergy                                            21,100          1,471
   General Electric                                      109,000          4,487
   NiSource                                                2,900             59
   OGE Energy                                                900             35
   Pepco Holdings                                          6,000            171
   PG&E                                                    9,900            484
   Progress Energy                                        12,600            605
   Puget Energy                                           11,000            311
   SCANA                                                  14,300            580
   TECO Energy                                            12,600            212
   Westar Energy                                           7,600            202
   Xcel Energy                                            11,700            264
                                                                   ------------
                                                                         10,682
                                                                   ------------
ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
   Republic Services                                      17,900            612
                                                                   ------------
FINANCIAL SERVICES (5.1%)
   AmeriCredit*                                            5,900             83
   Bear Stearns                                              700             80
   CIT Group                                               9,900            349
   Citigroup                                             112,600          4,718
   Countrywide Credit Industry                             4,800             74
   Discover Financial Services                             3,600             69
   First Marblehead                                       12,000            466
   Freddie Mac                                             3,000            157
   Goldman Sachs Group                                     2,300            570
   Lehman Brothers Holdings                                2,000            127
   Morgan Stanley                                          7,200            484
                                                                   ------------
                                                                          7,177
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
-------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (1.6%)
   Coca-Cola Enterprises                                  10,200   $        263
   ConAgra Foods                                          24,000            570
   Kraft Foods, Cl A                                         692             23
   Molson Coors Brewing, Cl B                              3,800            217
   Pepsi Bottling Group                                    7,000            302
   Supervalu                                              19,300            748
   Universal                                               2,400            117
                                                                   ------------
                                                                          2,240
                                                                   ------------
FOREST PRODUCTS (0.1%)
   Weyerhaeuser                                              800             61
                                                                   ------------
GAS/NATURAL GAS (0.1%)
   AGL Resources                                           3,800            150
                                                                   ------------
GENERAL MERCHANDISE STORES (0.4%)
   Family Dollar Stores                                   20,100            510
                                                                   ------------
HEALTH CARE EQUIPMENT (0.1%)
   Covidien*                                               3,475            145
                                                                   ------------
HOUSEHOLD PRODUCTS (0.0%)
   Valspar                                                   700             18
                                                                   ------------
HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.9%)
   Ethan Allen Interiors                                  17,100            528
   Leggett & Platt                                        29,300            569
   Whirlpool                                               2,600            206
                                                                   ------------
                                                                          1,303
                                                                   ------------
INSURANCE (10.5%)
   Allstate                                               13,700            718
   American International Group                           52,500          3,314
   Assurant                                               16,000            935
   Chubb                                                  26,600          1,419
   Cigna                                                   3,100            163
   Commerce Group                                         16,800            613
   Genworth Financial, Cl A                               28,500            778
   Hartford Financial Services Group                       3,300            320
   Lincoln National                                        8,800            549
   MBIA                                                   16,500            710
   Old Republic International                              8,500            130
   Principal Financial Group                               1,500            102
   Prudential Financial                                   14,700          1,422
   Torchmark                                              12,900            841
   Travelers                                              31,800          1,660
   XL Capital, Cl A                                       16,000          1,151
                                                                   ------------
                                                                         14,825
                                                                   ------------
LEASING & RENTING (0.4%)
   WW Grainger                                             6,500            585
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2007

LSV CONSERVATIVE VALUE                                                    Value
EQUITY FUND                                               Shares          (000)
--------------------------------------------------------------------------------
MACHINERY (2.5%)
   Black & Decker                                          7,300   $        656
   Caterpillar                                             6,200            463
   Deere                                                     800            124
   Eaton                                                   3,000            278
   Illinois Tool Works                                     8,600            492
   Ingersoll-Rand, Cl A                                    7,500            378
   Parker Hannifin                                        14,100          1,133
                                                                   ------------
                                                                          3,524
                                                                   ------------
MORTGAGE REIT'S (0.3%)
   Annaly Capital Management                              17,900            306
   RAIT Financial Trust                                    6,600             60
                                                                   ------------
                                                                            366
                                                                   ------------
MOTORCYCLE MANUFACTURERS (0.4%)
   Harley-Davidson                                        11,400            587
                                                                   ------------
MULTIMEDIA (0.4%)
   Time Warner                                            28,400            519
                                                                   ------------
OFFICE ELECTRONICS (0.4%)
   Xerox*                                                 34,100            595
                                                                   ------------
OFFICE EQUIPMENT (0.6%)
   3M                                                      3,300            285
   Steelcase, Cl A                                        33,600            600
                                                                   ------------
                                                                            885
                                                                   ------------
OIL & GAS STORAGE & TRANSPORTATION (0.4%)
   Overseas Shipholding Group                              8,200            610
                                                                   ------------
PAPER & PAPER PRODUCTS (0.8%)
   International Paper                                    30,900          1,142
                                                                   ------------
PAPER PACKAGING (0.0%)
   Sonoco Products                                         1,600             50
                                                                   ------------
PETROLEUM & FUEL PRODUCTS (15.5%)
   Apache                                                  2,700            280
   Chevron                                                50,600          4,631
   ConocoPhillips                                         41,600          3,535
   Exxon Mobil                                            90,600          8,334
   GlobalSantaFe                                           2,000            162
   Marathon Oil                                           29,800          1,762
   Occidental Petroleum                                   12,600            870
   Patterson-UTI Energy                                   29,000            578
   Sunoco                                                  7,500            552
   Tesoro                                                  4,400            266
   Valero Energy                                          14,300          1,007
                                                                   ------------
                                                                         21,977
                                                                   ------------
PETROLEUM REFINING (0.3%)
   Devon Energy                                            2,900            271
   Hess                                                    2,300            165
                                                                   ------------
                                                                            436
                                                                   ------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
PHARMACEUTICALS (7.8%)
   Eli Lilly                                              24,300   $      1,316
   Forest Laboratories*                                   13,200            515
   Johnson & Johnson                                      37,300          2,431
   King Pharmaceuticals*                                  10,000            106
   Merck                                                   7,600            443
   Mylan Laboratories                                     19,600            295
   Pfizer                                                171,400          4,218
   Watson Pharmaceuticals*                                18,700            571
   Wyeth                                                  23,500          1,143
                                                                   ------------
                                                                         11,038
                                                                   ------------
PRINTING & PUBLISHING (0.4%)
   Gannett                                                 7,300            310
   Lexmark International, Cl A*                            4,200            176
   Tribune                                                   465             14
                                                                   ------------
                                                                            500
                                                                   ------------
RAILROADS (0.3%)
   CSX                                                     2,300            103
   Norfolk Southern                                        5,500            284
   Union Pacific                                             500             64
                                                                   ------------
                                                                            451
                                                                   ------------
REINSURANCE (0.7%)
   Everest Re Group                                        7,900            841
   Reinsurance Group of America                            2,900            166
                                                                   ------------
                                                                          1,007
                                                                   ------------
RETAIL (3.7%)
   Brinker International                                  19,900            505
   CBRL Group                                                700             28
   Darden Restaurants                                     13,100            563
   Home Depot                                             49,000          1,544
   Kroger                                                 29,600            870
   McDonald's                                              2,100            126
   Ruby Tuesday                                            5,800             93
   Wal-Mart Stores                                        34,400          1,555
                                                                   ------------
                                                                          5,284
                                                                   ------------
SECURITIES BROKERAGE/DEALERS (1.2%)
   Merrill Lynch                                          25,300          1,670
                                                                   ------------
SEMI-CONDUCTORS/INSTRUMENTS (0.5%)
   Intel                                                   1,600             43
   Texas Instruments                                      16,200            528
   Tyco Electronics                                        3,475            124
                                                                   ------------
                                                                            695
                                                                   ------------
SPECIALIZED REIT'S (0.6%)
   Hospitality Properties Trust                            6,300            249
   Sunstone Hotel Investors                               21,500            598
                                                                   ------------
                                                                            847
                                                                   ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS

October 31, 2007

LSV CONSERVATIVE VALUE                               Shares/Face          Value
EQUITY FUND                                         Amount (000)          (000)
--------------------------------------------------------------------------------
SPECIALTY CHEMICALS (0.4%)
   Sherwin-Williams                                        8,400   $        537
                                                                   ------------
STEEL & STEEL WORKS (1.8%)
   Alcoa                                                  33,900          1,342
   Nucor                                                   3,000            186
   United States Steel                                     9,500          1,025
                                                                   ------------
                                                                          2,553
                                                                   ------------
TELEPHONES & TELECOMMUNICATIONS (5.5%)
   AT&T                                                  109,900          4,593
   Verizon Communications                                 68,100          3,137
                                                                   ------------
                                                                          7,730
                                                                   ------------
TOTAL COMMON STOCK
   (Cost $142,818)                                                      140,733
                                                                   ------------

REPURCHASE AGREEMENT (0.6%)
   Morgan Stanley
      4.500%, dated 10/31/07,
      to be repurchased on
      11/01/07, repurchase price
      of $906,585 (collateralized
      by a U.S. Treasury Inflation
      Index Bond, par value
      $867,843, 1.875%,
      07/15/15, with total
      market value $924,615)                            $    906            906
                                                                   ------------
TOTAL REPURCHASE AGREEMENT
   (Cost $906)                                                              906
                                                                   ------------
TOTAL INVESTMENTS (100.0%)
   (Cost $143,724)                                                 $    141,639
                                                                   ============

      PERCENTAGES ARE BASED ON NET ASSETS OF $141,602 (000).
*     NON-INCOME PRODUCING SECURITY.
CL    -- CLASS
REIT  -- REAL ESTATE INVESTMENT TRUST

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)

October 31, 2007

                                                                                                LSV CONSERVATIVE
                                                                                               VALUE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------
Assets:
   Investments at Value (Cost $143,724) ....................................................          $141,639
   Dividend and Interest Receivable ........................................................               190
   Deferred Offering Costs (See Note 2) ....................................................                 8
   Prepaid Expenses ........................................................................                22
-----------------------------------------------------------------------------------------------------------------
      Total Assets .........................................................................           141,859
-----------------------------------------------------------------------------------------------------------------
Liabilities:
   Payable for Capital Shares Redeemed .....................................................               190
   Payable due to Investment Advisor .......................................................                26
   Payable due to Administrator ............................................................                 6
   Other Accrued Expenses ..................................................................                35
-----------------------------------------------------------------------------------------------------------------
      Total Liabilities ....................................................................               257
-----------------------------------------------------------------------------------------------------------------
   Net Assets ..............................................................................          $141,602
=================================================================================================================
Net Assets Consist of:
   Paid-in-Capital .........................................................................          $142,746
   Undistributed Net Investment Income .....................................................               830
   Accumulated Net Realized Gain Investments ...............................................               111
   Net Unrealized Depreciation on Investments ..............................................            (2,085)
-----------------------------------------------------------------------------------------------------------------
   Net Assets ..............................................................................          $141,602
=================================================================================================================

Institutional Shares:
   Outstanding Shares of Beneficial Interest (unlimited authorization -- no par value) .....        13,793,721(1)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share ...................................          $  10.27
=================================================================================================================

(1)   Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)

For the period ended October 31, 2007

                                                                                              LSV CONSERVATIVE
                                                                                           VALUE EQUITY FUND (1)
-----------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends Income ....................................................................           $   906
   Interest ............................................................................                45
-----------------------------------------------------------------------------------------------------------------
      Total Investment Income ..........................................................               951
-----------------------------------------------------------------------------------------------------------------
Expenses
   Investment Advisory Fees ............................................................               137
   Administration Fees .................................................................                19
   Custodian Fees ......................................................................                 3
   Offering Costs ......................................................................                29
   Transfer Agent Fees .................................................................                16
   Registration and Filing Fees ........................................................                 5
   Printing Fees .......................................................................                 4
   Professional Fees ...................................................................                 3
   Insurance and Other Fees ............................................................                 2
-----------------------------------------------------------------------------------------------------------------
   Total Expenses ......................................................................               218
Less: Waiver of Investment Advisory Fees ...............................................               (91)
-----------------------------------------------------------------------------------------------------------------
Net Expenses ...........................................................................               127
-----------------------------------------------------------------------------------------------------------------
         Net Investment Income .........................................................               824
-----------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments .......................................................               117
Net Change in Unrealized Appreciation (Depreciation) on Investments ....................            (2,085)
-----------------------------------------------------------------------------------------------------------------
      Net Realized and Unrealized Loss on Investments ..................................            (1,968)
-----------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting From Operations ...................................           $(1,144)
=================================================================================================================

(1)   Commenced operations on March 30, 2007.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)

For the period ended October 31,

                                                                                              LSV CONSERVATIVE
                                                                                           VALUE EQUITY FUND (1)
                                                                                           ---------------------
                                                                                                   2007
-----------------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ...............................................................           $    824
   Net Realized Gain on Investments ....................................................                117
   Net Change in Unrealized Appreciation (Depreciation) on Investments .................             (2,085)
-----------------------------------------------------------------------------------------------------------------
      Net Decrease in Net Assets Resulting From Operations .............................             (1,144)
-----------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ..............................................................................            147,537(2)
   Redeemed ............................................................................             (4,791)
-----------------------------------------------------------------------------------------------------------------
      Net Increase in Net Assets Derived From Capital Share Transactions ...............            142,746
-----------------------------------------------------------------------------------------------------------------
         Total Increase in Net Assets ..................................................            141,602
-----------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .................................................................                 --
-----------------------------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment income of $830) ...............           $141,602
=================================================================================================================
Shares Transactions:
   Issued ..............................................................................             14,256(2)
   Redeemed ............................................................................               (462)
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from Share Transactions ..........................             13,794
=================================================================================================================

(1)   Commenced operations on March 30, 2007.

(2) Includes subscriptions as a result of an in-kind transfer of securities (see Note 9).

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding for the Period Ended October 31,

           Net                                               Dividends                                       Net
          Asset                  Realized and                   from      Distributions      Total          Asset
          Value        Net        Unrealized      Total         Net           from         Dividends        Value
        Beginning   Investment     Gains on        from      Investment     Realized          and            End       Total
        of Period     Income      Investments   Operations     Income         Gains       Distributions   of Period   Return+
        ---------   ----------   ------------   ----------   ----------   -------------   -------------   ---------   -------
----------------------------------
LSV CONSERVATIVE VALUE EQUITY FUND
----------------------------------
2007*   $10.00       $0.14(1)       $0.13++       $0.27         $--            $--             $--          $10.27     2.70%

                                    Ratio         Ratio
          Net                    of Expenses     of Net
         Assets       Ratio       to Average   Investment
          End      of Expenses    Net Assets     Income     Portfolio
       of Period    to Average    (Excluding   to Average    Turnover
         (000)      Net Assets     Waivers)    Net Assets      Rate
       ---------   -----------   -----------   ----------   ---------
----------------------------------
LSV CONSERVATIVE VALUE EQUITY FUND
----------------------------------
2007*   $141,602       0.35%        0.60%         2.27%          8%

* Commencement of operations for the LSV Conservative Value Equity Fund was March 30, 2007. All ratios for the period have been annualized.

+ Return is for the period indicated and has not been annualized. Total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total Return would have been lower had the Adviser not waived a portion of its fee.

++ The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)   Per share calculations were performed using average shares for the period.

Amounts designated as "--" are $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2007


1.    ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the LSV Conservative Value Equity Fund (the "Fund"). The Fund seeks long-term growth of capital by investing in undervalued stocks of medium to large U.S. companies which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2.    SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have material impact on the Fund.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2007, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-date. Interest income is recognized on an accrual basis.

      REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

NOTES TO FINANCIAL STATEMENTS

October 31, 2007


      OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of October 31, 2007, $8,229 of offering costs remain to be amortized.

3.    TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and reviewed by the Board.

4.    ADMINISTRATION, DISTRIBUTION, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS:

The LSV Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.07% of the Funds' first $1 billion of average daily net assets; 0.06% of the Funds' average daily net assets between $1 billion and $1.5 billion; 0.04% of the Funds' average daily net assets between $1.5 billion and $3 billion; and ..035% of the Funds' average daily net assets over $3 billion. There is a minimum annual fee of $150,000 per Fund and $25,000 for each additional class.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.    INVESTMENT ADVISORY AGREEMENT:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 0.38% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.35% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its discretion.

6.    INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period March 30, 2007 (commencement of operations) through October 31, 2007, were as follows (000):

PURCHASES
   U.S. Government .............................................      $       --
   Other .......................................................         148,604

SALES
   U.S. Government .............................................      $       --
   Other .......................................................           5,898

7.    FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

These differences are primarily due to REIT capital gain adjustments. Permanent book and tax differences resulted in a reclassification of $5,946 to undistributed net investment income and a reclassification of $(5,946) to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

There were no distributions paid during the year ended October 31, 2007.

As of October 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income                                          $  1,015
Unrealized Depreciation                                                  (2,159)
                                                                       --------
Total Accumulated Losses                                               $ (1,144)
                                                                       ========

NOTES TO FINANCIAL STATEMENTS

October 31, 2007


The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2007, were as follows (000):

                         AGGREGATED      AGGREGATED
                           GROSS            GROSS            NET
            FEDERAL      UNREALIZED      UNREALIZED      UNREALIZED
            TAX COST    APPRECIATION    DEPRECIATION    DEPRECIATION
            --------    ------------    ------------    ------------
            $143,798       $4,677         $(6,836)        $(2,159)

8.    OTHER:

At October 31, 2007, 70% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.    IN-KIND TRANSFER OF SECURITIES:

During the period ended October 31, 2007, the Fund issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

               TRANSACTION DATE      SHARES ISSUED        VALUE
               ----------------      -------------      ---------
                   03/30/07             928,631         $9,286,311

10.   ACCOUNTING PRONOUNCEMENT:

In September 2006, FASB issued Statement on Financial Accounting Standards
(SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and Board of Trustees
LSV Conservative Value Equity Fund of
The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the LSV Conservative Value Equity Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2007, and the related statement of operations, statement of changes in net assets and financial highlights for the period March 30, 2007 (commencement of operations) through October 31, 2007. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the LSV Conservative Value Equity Fund of The Advisors' Inner Circle Fund at October 31, 2007, and the results of its operations, the changes in its net assets and its financial highlights for the period March 30, 2007 (commencement of operations) through October 31, 2007, in conformity with U.S. generally accepted accounting principles.

                                              /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 17, 2007

DISCLOSURE OF FUND EXPENSES (UNAUDITED)



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                     Beginning    Ending               Expenses
                                      Account    Account   Annualized    Paid
                                       Value      Value      Expense    During
                                       5/1/07    10/31/07    Ratios     Period*
-------------------------------------------------------------------------------
LSV CONSERVATIVE VALUE EQUITY FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares                 $1,000.00  $  988.50    0.35%       $1.75

HYPOTHETICAL 5% RETURN
Institutional Shares                 $1,000.00  $1,023.44    0.35%       $1.79
-------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-888-FUND-LSV. The following chart lists Trustees and Officers as of November 15, 2007.

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                        TERM OF                                   IN THE ADVISORS'
      NAME,        POSITION(S)        OFFICE AND                                 INNER CIRCLE FUND
    ADDRESS,        HELD WITH          LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY           OTHER DIRECTORSHIPS
      AGE 1         THE TRUST        TIME SERVED 2      DURING PAST 5 YEARS         BOARD MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A.           Chairman         (Since 1991)   SEI Employee 1974-present.          36          Trustee of The Advisors' Inner
NESHER            of the Board                      Currently performs various                      Circle Fund II, Bishop Street
61 yrs. old       of Trustees                       services on behalf of SEI                       Funds, SEI Asset Allocation
                                                    Investments for which Mr.                       Trust, SEI Daily Income Trust,
                                                    Nesher is compensated.                          SEI Index Funds, SEI
                                                    Executive Vice President                        Institutional International
                                                    of SEI Investments,                             Trust, SEI Institutional
                                                    1986-1994. Director and                         Investments Trust, SEI
                                                    Executive Vice President                        Institutional Managed Trust, SEI
                                                    of the Administrator and                        Liquid Asset Trust, SEI Tax
                                                    the Distributor, 1981-1994.                     Exempt Trust, SEI Opportunity
                                                                                                    Master Fund, L.P., SEI
                                                                                                    Opportunity Fund, L.P., SEI
                                                                                                    Global Master Fund, PLC, SEI
                                                                                                    Global Assets Fund, PLC, SEI
                                                                                                    Global Investments Fund, PLC,
                                                                                                    SEI Investments Global, Limited,
                                                                                                    SEI Investments-Global Fund
                                                                                                    Services, Limited, SEI
                                                                                                    Investments (Europe) Ltd., SEI
                                                                                                    Investments-Unit Trust
                                                                                                    Management (UK) Limited, and SEI
                                                                                                    Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.          Trustee          (Since 1992)   Self-employed consultant            36          Director of SEI Investments
DORAN                                               since 2003. Partner,                            Company and SEI Investments
1701 Market Street                                  Morgan, Lewis & Bockius                         Distribution Co., SEI
Philadelphia, PA 19103                              LLP (law firm) from                             Investments-Global Fund
67 yrs. old                                         1976-2003, counsel to the                       Services, Limited, SEI
                                                    Trust, SEI Investments,                         Investments (Europe), Limited,
                                                    the Administrator and the                       SEI Investments (Asia) Limited,
                                                    Distributor. Director of                        SEI Asset Korea Co., Ltd.,
                                                    SEI Investments since                           Trustee of The Advisors' Inner
                                                    1974; Secretary of SEI                          Circle Fund II, Bishop Street
                                                    Investments since 1978.                         Funds, SEI Investments, SEI
                                                                                                    Asset Allocation Trust, SEI
                                                                                                    Daily Income Trust, SEI Index
                                                                                                    Funds, SEI Institutional
                                                                                                    International Trust, SEI
                                                                                                    Institutional Investments Trust,
                                                                                                    SEI Institutional Managed Trust,
                                                                                                    SEI Liquid Asset Trust and SEI
                                                                                                    Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                        TERM OF                                   IN THE ADVISORS'
      NAME,        POSITION(S)        OFFICE AND                                 INNER CIRCLE FUND
    ADDRESS,        HELD WITH          LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY           OTHER DIRECTORSHIPS
      AGE 1         THE TRUST        TIME SERVED 2      DURING PAST 5 YEARS         BOARD MEMBER         HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JAMES M.             Trustee         (Since 1994)   Attorney, Solo                      36          Trustee of The Advisors' Inner
STOREY                                              Practitioner since 1994.                        Circle Fund II, Bishop Street
76 yrs. old                                         Partner, Dechert (law                           Funds, SEI Asset Allocation
                                                    firm), September                                Trust, SEI Daily Income Trust,
                                                    1987-December 1993.                             SEI Index Funds, SEI
                                                                                                    Institutional International
                                                                                                    Trust, SEI Institutional
                                                                                                    Investments Trust, SEI
                                                                                                    Institutional Managed Trust, SEI
                                                                                                    Liquid Asset Trust, SEI Tax
                                                                                                    Exempt Trust and The U.S.
                                                                                                    Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.            Trustee         (Since 1999)   Chief Executive Officer,            36          Trustee, State Street Navigator
SULLIVAN, JR.                                       Newfound Consultants, Inc.                      Securities Lending Trust, since
65 yrs. old                                         since April 1997. General                       1995. Trustee of The Fulcrum
                                                    Partner, Teton Partners,                        Trust. Trustee of The Advisors'
                                                    L.P., June 1991-December                        Inner Circle Fund II, Bishop
                                                    1996; Chief Financial                           Street Funds, SEI Asset
                                                    Officer, Nobel Partners,                        Allocation Trust, SEI Daily
                                                    L.P., March 1991-December                       Income Trust, SEI Index Funds,
                                                    1996; Treasurer and Clerk,                      SEI Institutional International
                                                    Peak Asset Management,                          Trust, SEI Institutional
                                                    Inc., since 1991.                               Investments Trust, SEI
                                                                                                    Institutional Managed Trust, SEI
                                                                                                    Liquid Asset Trust, SEI Tax
                                                                                                    Exempt Trust, SEI Opportunity
                                                                                                    Master Fund, L.P. and SEI
                                                                                                    Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
BETTY L.             Trustee         (Since 2005)   Self-Employed Legal and             36          Trustee of The Advisors' Inner
KRIKORIAN                                           Financial Services                              Circle Fund II and Bishop Street
64 yrs. old                                         Consultant since 2003.                          Funds.
                                                    In-house Counsel, State
                                                    Street Bank Global
                                                    Securities and Cash
                                                    Operations from 1995 to
                                                    2003.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                  PORTFOLIOS
                                      TERM OF                                   IN THE ADVISORS'
      NAME,        POSITION(S)      OFFICE AND                                 INNER CIRCLE FUND          OTHER DIRECTORSHIPS
    ADDRESS,        HELD WITH        LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY                HELD BY BOARD
      AGE 1         THE TRUST      TIME SERVED 2      DURING PAST 5 YEARS     BOARD MEMBER/OFFICER          MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------
CHARLES E.          Trustee        (Since 2005)   Self-Employed Business              36            Director, Crown Pacific, Inc.,
CARLBOM                                           Consultant, Business                              and Trustee of The Advisors'
73 yrs. old                                       Project Inc. since 1997.                          Inner Circle Fund II and Bishop
                                                  CEO and President, United                         Street Funds.
                                                  Grocers Inc. from 1997 to
                                                  2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.         Trustee        (Since 2005)   Retired.                            36            Director, Federal Agricultural
JOHNSON                                                                                             Mortgage Corporation. Trustee of
65 yrs. old                                                                                         The Advisors' Inner Circle Fund
                                                                                                    II and Bishop Street Funds.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F.            President      (Since 2003)   Senior Operations Officer,          N/A                          N/A
VOLK, CPA                                         SEI Investments, Fund
45 yrs. old                                       Accounting and
                                                  Administration
                                                  (1996-present); Assistant
                                                  Chief Accountant for the
                                                  U.S. Securities and
                                                  Exchange Commission's
                                                  Division of Investment
                                                  Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL            Controller      (Since 2005)   Director, SEI Investments,          N/A                          N/A
LAWSON              and Chief                     Fund Accounting since July
47 yrs. old     Financial Officer                 2005. Manager, SEI
                                                  Investments AVP from April
                                                  1995 to February 1998 and
                                                  November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL         Chief Compliance   (Since 2006)   Director of Investment              N/A                          N/A
EMERY                Officer                      Product Management and
44 yrs. old                                       Development at SEI
                                                  Investments since February
                                                  2003. Senior Investment
                                                  Analyst, Equity team at SEI
                                                  Investments from March 2000
                                                  to February 2003.
------------------------------------------------------------------------------------------------------------------------------------
CAROLYN F.        Vice President   (Since 2007)   Corporate counsel of SEI            N/A                          N/A
MEAD              and Secretary                   since 2007; Associate,
50 yrs. old                                       Stradley, Ronon, Stevens &
                                                  Young 2004-2007; Counsel,
                                                  ING Variable Annuities,
                                                  1999-2002.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     NUMBER OF
                                                                                    PORTFOLIOS
                                        TERM OF                                   IN THE ADVISORS'
      NAME,        POSITION(S)        OFFICE AND                                 INNER CIRCLE FUND
    ADDRESS,        HELD WITH          LENGTH OF      PRINCIPAL OCCUPATION(S)       OVERSEEN BY           OTHER DIRECTORSHIPS
      AGE 1         THE TRUST        TIME SERVED        DURING PAST 5 YEARS           OFFICER               HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES             Vice President     (Since 2004)   Employed by SEI                     N/A                        N/A
NDIAYE             and Assistant                    Investments Company since
39 yrs. old         Secretary                       2004. Vice President,
                                                    Deutsche Asset Management
                                                    from 2003-2004. Associate,
                                                    Morgan, Lewis & Bockius
                                                    LLP from 2000-2003.
                                                    Counsel, Assistant Vice
                                                    President, ING Variable
                                                    Annuities Group from
                                                    1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.        Vice President     (Since 2000)   General Counsel, Vice               N/A                        N/A
BARTO              and Assistant                    President and Secretary of
39 yrs. old          Secretary                      SEI Investments Global
                                                    Funds Services since 1999;
                                                    Associate, Dechert (law
                                                    firm) from 1997-1999;
                                                    Associate, Richter, Miller
                                                    & Finn (law firm) from
                                                    1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
SOFIA             Assistant Vice     (Since 2006)   Vice President and                  N/A                        N/A
ROSALA             President and                    Assistant Secretary of SEI
33 yrs. old          Assistant                      Investments Management
                     Secretary                      Corp. and SEI Global Funds
                                                    Services since 2005.
                                                    Compliance Officer of SEI
                                                    Investments from
                                                    2001-2004. Account and
                                                    Product Consultant SEI
                                                    Private Trust Company,
                                                    1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
JOSEPH M.         Vice President     (Since 2007)   Corporate counsel of SEI            N/A                        N/A
GALLO              and Assistant                    since 2007; Associate
34 yrs. old          Secretary                      counsel, ICMA Retirement
                                                    Corporation 2004-2007;
                                                    Federal Investigator, U.S.
                                                    Department of Labor
                                                    2002-2004, U.S. Securities
                                                    and Exchange
                                                    Commission-Division of
                                                    Investment Management,
                                                    2003.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE            AML Officer        (Since 2005)   Assistant Vice President            N/A                        N/A
WELCH                                               and AML Compliance Officer
30 yrs. old                                         of SEI Investments since
                                                    January 2005. Compliance
                                                    Analyst at TD Waterhouse
                                                    from January 2004 to
                                                    November 2004. Senior
                                                    Compliance Analyst at UBS
                                                    Financial Services from
                                                    October 2002 to January
                                                    2004. Knowledge Management
                                                    Analyst at
                                                    PricewaterhouseCoopers
                                                    Consulting from September
                                                    2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                      NOTES

--------------------------------------------------------------------------------

TRUST:
The Advisors' Inner Circle Fund

FUND:
LSV Conservative Value Equity Fund

ADVISER:
LSV Asset Management

DISTRIBUTOR:
SEI Investments Distribution Co.

ADMINISTRATOR:
SEI Investments Global Funds Services

LEGAL COUNSEL:
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Ernst & Young LLP




The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund uses to determine how to vote proxies (if any) relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 888-FUND-LSV and (ii) on the Commission's website at http://www.sec.gov.

LSV-AR-005-0100

--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------- -------------------------------------------------
                                        2007                                              2006
------------------------------------------------------------------- -------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)       Audit     $210,200           $0               $0            $267,100           $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)       Audit-       $0              $0               $0               $0              $0             $0
           Related
           Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)       Tax          $0              $0               $0               $0              $0             $0
           Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)       All          $0              $0               $0               $0              $0             $0
           Other
           Fees
------------------------------------------------------------------- -------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------------------------------------------------------ --------------------------------------------------
                                        2007                                            2006
------------------------------------------------------------------ --------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
------------------------------------------------------------------- -------------------------------------------------
 (a)      Audit       $353,110           N/A             N/A           $261,600          N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (b)      Audit-        N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees
------------------------------------------------------------------- -------------------------------------------------
 (c)      Tax           N/A              N/A             N/A             N/A             N/A             N/A
          Fees

------------------------------------------------------------------- -------------------------------------------------
 (d)      All           N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
------------------------------------------------------------------- -------------------------------------------------


(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

          --------------------------- ---------------- ---------------
                                           2007             2006
          --------------------------- ---------------- ---------------
           Audit-Related Fees               0%               0%

          --------------------------- ---------------- ---------------
           Tax Fees                         0%               0%

          --------------------------- ---------------- ---------------
           All Other Fees                   0%               0%

          --------------------------- ---------------- ---------------
 (f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2007 and 2006, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ James F. Volk
                                        --------------------------------------
                                        James F. Volk, President

Date:  January 8, 2008



By (Signature and Title)*               /s/ Michael Lawson
                                        --------------------------------------
                                        Michael Lawson,
                                        Controller and Chief Financial Officer

Date:  January 8, 2008


* Print the name and title of each signing officer under his or her signature.